Additional information: Condensed statements of comprehensive income of the parent company (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional information: condensed financial statements of the Company
Selling expenses	¥ (232,254,000)	¥ (226,474,000)	¥ (404,683,000)
General and administrative expenses	(138,605,000)	(150,379,000)	(206,971,000)
Finance income	78,000	155,000	113,000
Finance costs	(14,474,000)	(21,635,000)	(27,230,000)
Fair value loss of convertible note	(116,000)	(26,506,000)	(4,240,000)
Loss before income tax	(55,058,000)	(94,173,000)	(681,314,000)
Income tax expense	(15,136,000)	(18,067,000)	(11,798,000)
Loss for the year	(39,922,000)	(76,106,000)	(669,516,000)
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(790,000)	(665,000)	574,000
Total other comprehensive income/(loss) for the year, net of tax	(2,288,000)	5,299,000	574,000
Total comprehensive loss for the year	(42,210,000)	(70,807,000)	(668,942,000)
Parent company
Additional information: condensed financial statements of the Company
Loss from subsidiaries	(26,521,000)	(30,294,000)	(469,724,000)
Selling expenses			(511,000)
General and administrative expenses	(14,089,000)	(34,575,000)	(47,188,000)
Finance income		5,269,000
Finance costs	(528,000)		(338,000)
Other loss, net	20,420,000	(7,000)	(6,968,000)
Fair value loss of convertible note	(116,000)	(26,506,000)	(4,240,000)
Loss before income tax	(20,834,000)	(86,113,000)	(528,969,000)
Loss for the year	(20,834,000)	(86,113,000)	(528,969,000)
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(791,000)	(665,000)	574,000
Total other comprehensive income/(loss) for the year, net of tax	(791,000)	(665,000)	574,000
Total comprehensive loss for the year	¥ (21,625,000)	¥ (86,778,000)	¥ (528,395,000)